Allocation of the Purchase Price for the Acquired Net Assets of Crowd Torch (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member]	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member] Computer Software, Intangible Asset [Member]	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member] Customer-Related Intangible Assets [Member]
Business Acquisition [Line Items]
Tangible assets			$ 269
Customer relationships				423	70
Goodwill	12,505	12,505	1,909
Current liabilities			(273)
Total consideration			$ 2,398